Capital stock (Details 5)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares
Disclosure Of Capital Stock [Abstract]
Basic net income (loss) per share | (per share)	$ 0.13	$ 0.133	$ (0.07)	$ (0.07)	$ (0.64)	$ (0.64)
Diluted income (loss) per share | (per share)	$ 0.13	$ 0.131	$ (0.07)	$ (0.07)	$ (0.64)	$ (0.64)